__________________________________________
__________________________________________
[ ]
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
December 2010
Report for the Calendar Year or Quarter Ended: _______________________________ Check here if Amendment [ ]; Amendment Number: ______ This Amendment
(Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: __________________________________________
American Assets Investment Management, LLC
11455 El Camino Real, Suite 140
San Diego, CA 92130
Address: __________________________________________
Form 13F File Number: 28-____________
12131
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: __________________________________________
Nicole Miller
Compliance Analyst
Title: __________________________________________
619 964-4882
Phone: __________________________________________
Signature, Place, and Date of Signing:
____________________________________ [Signature]Nicole Miller
__________San Diego, CA
_______________________ [City, State]
_______________ [Date] 04/07/2011
Report Type (Check only one.):

? 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: _____________________
146
Form 13F Information Table Entry Total: _____________________
113,995
Form 13F Information Table Value Total: _____________________ (thousands) List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-________________________ ______________________________________
[Repeat as necessary.]


TITLE
OF INVESTMENT OTHER VOTING
NAME OF ISSUER CLASS CUSIP VALUE (000) SHARES DISCRETION MANAGER AUTHORITY
ABBOTT
LABORATORIES CS 002824-10-0 2,395.50 50,000 Sole N/A Sole
ACTIVISION
BLIZZARD INC CS 00507V-10-9 317.84 25,550 Sole N/A Sole
ADOBE SYS INC CS 00724F-10-1 199.45 6,480 Sole N/A Sole
AEGEAN
MARINE PETRO
NETWORK INC CS Y0017S-10-2 158.95 15,240 Sole N/A Sole
ALEXANDRIA
REAL ESTATE
EQUITIES CS 015271-10-9 146.52 2,000 Sole N/A Sole
ALKERMES INC CS 01642T-10-8 491.20 40,000 Sole N/A Sole
AMBAC
FINANCIAL
GROUP INC CS 023139108 1.73 15,600 Sole N/A Sole
AMERICAN ELEC
PWR CS 025537-10-1 1,799.00 50,000 Sole N/A Sole
AMERICAN
EXPRESS CS 025816-10-9 884.15 20,600 Sole N/A Sole
AMERISOURCEB
ER CS 03073E-10-5 614.16 18,000 Sole N/A Sole
APACHE CORP CS 037411-10-5 834.61 7,000 Sole N/A Sole
BANCO
SANTANDER CS 05964H-10-5 1,206.65 113,300 Sole N/A Sole
BANK AMER
CORP CS 060505-10-4 5,398.19 404,662 Sole N/A Sole
BANK AMER
CORP WTS CS 060505-15-3 267.00 100,000 Sole N/A Sole
BANK OF NEW
YORK MELLON CS 064058-10-0 1,682.14 55,700 Sole N/A Sole
BAXTER
INTERNATIONAL
INC CS 071813-10-9 2,151.35 42,500 Sole N/A Sole
BERKSHIRE
HATHAWAY B CS 084670-70-2 20.03 250 Sole N/A Sole
BIOMED REALTY
TRUST INC CS 09063H-10-7 111.90 6,000 Sole N/A Sole
BP PLC ADR CS 055622-10-4 10,114.93 229,000 Sole N/A Sole
CABOT OIL &
GAS CORP CS 127097-10-3 334.59 8,840 Sole N/A Sole
CAPITAL ONE CS 14040H105 898.02 21,100 Sole N/A Sole
CARDINAL
HEALTH INC CS 14149Y-10-8 1,145.12 29,891 Sole N/A Sole
CAREFUSION
CORP CS 14170T-10-1 641.09 24,945 Sole N/A Sole
CEPHALON INC CS 156708-10-9 216.95 3,515 Sole N/A Sole
CHESAPEAKE
ENERGY CORP CS 165167-10-7 860.86 33,225 Sole N/A Sole


CHEVRON
CORPORATION CS 166764-10-0 3,832.50 42,000 Sole N/A Sole
CISCO SYSTEMS
INC CS 17275R-10-2 1,314.95 65,000 Sole N/A Sole
CITIGROUP INC CS 172967-10-1 463.54 98,000 Sole N/A Sole
COBALT INTL
ENERGY INC CS 19075F-10-6 460.41 37,708 Sole N/A Sole
COCA COLA CS 191216-10-0 1,973.10 30,000 Sole N/A Sole
CONOCOPHILLIP
S CS 20825C-10-4 2,928.30 43,000 Sole N/A Sole
CORESITE RLTY
CORP CS 21870Q-10-5 177.32 13,000 Sole N/A Sole
CORUS
BANKSHARES
INC CS 220873-10-3 0.06 5,000 Sole N/A Sole
COVIDIEN PLC CS G2554F-10-5 2,054.70 45,000 Sole N/A Sole
DIANA SHIPPING
INC CS Y2066G-10-4 160.29 13,335 Sole N/A Sole
DIGITAL REALTY
TRUST INC CS 253868-10-3 213.89 4,150 Sole N/A Sole
DUKE ENERGY CS 26441C-10-5 890.50 50,000 Sole N/A Sole
DUKE REALTY
CORP CS 264411-50-5 161.98 13,000 Sole N/A Sole
DUPONT
FABROS
TECHNOLOGY
INC CS 26613Q-10-6 127.62 6,000 Sole N/A Sole
ENERGY
TRANSFER
PARTNERS LP CS 29273R-10-9 259.10 5,000 Sole N/A Sole
EXCEL TR INC CS 30068C-10-9 484.00 40,000 Sole N/A Sole
EXXON MOBIL
CORP CS 30231G-10-2 1,828.00 25,000 Sole N/A Sole
FELCOR
LODGING TRUST
INC CS 31430F-10-1 70.40 10,000 Sole N/A Sole
FLIR SYS INC CS 302445-10-1 386.75 13,000 Sole N/A Sole
FRONTLINE LTD CS G3682E-12-7 144.99 5,715 Sole N/A Sole
GEN PROBE INC CS 36866T-10-3 1,167.00 20,000 Sole N/A Sole
GENCO
SHIPPING &
TRADING LTD CS Y2685T-10-7 153.62 10,668 Sole N/A Sole
GENERAL
ELECTRIC CO CS 369604-10-3 5,960.71 325,900 Sole N/A Sole
GENERAL
GROWTH
PROPERTIES CS 370023-10-3 774.00 50,000 Sole N/A Sole
GILEAD
SCIENCES INC CS 375558-10-3 301.88 8,330 Sole N/A Sole
GOLDMAN
SACHS CS 38141G-10-4 2,145.05 12,756 Sole N/A Sole
GOOGLE INC A CS 38259P-50-8 204.33 344 Sole N/A Sole


GREATBATCH
INC CS 39153L-10-6 724.50 30,000 Sole N/A Sole
HARTFORD FINL
SVCS GRP CS 416515-10-4 1,072.85 40,500 Sole N/A Sole
HOST HOTELS &
RESORTS INC CS 44107P-10-4 631.01 35,311 Sole N/A Sole
HUNTINGTON
BANCSHARES
INC CS 446150-10-4 171.75 25,000 Sole N/A Sole
INTEL CORP CS 458140-10-0 946.35 45,000 Sole N/A Sole
JOHNSON &
JOHNSON CS 478160-10-4 2,164.75 35,000 Sole N/A Sole
JP MORGAN
CHASE & CO CS 46625H-10-0 636.30 15,000 Sole N/A Sole
KROGER CO CS 501044-10-1 447.20 20,000 Sole N/A Sole
LAS VEGAS
SANDS CORP CS 517834-10-7 91.90 2,000 Sole N/A Sole
LOWES
COMPANIES INC CS 548661-10-7 376.20 15,000 Sole N/A Sole
MACERICH CO CS 554382-10-1 6,116.70 129,126 Sole N/A Sole
MANULIFE
FINANCIAL
CORP CS 56501R-10-6 1,803.90 105,000 Sole N/A Sole
MCKESSON
CORP CS 58155Q-10-3 1,442.79 20,500 Sole N/A Sole
MERCK & CO CS 58933Y-10-5 1,802.00 50,000 Sole N/A Sole
METLIFE INC CS 59156R-10-8 1,733.16 39,000 Sole N/A Sole
MGIC
INVESTMENT
CORP CS 552848-10-3 91.71 9,000 Sole N/A Sole
MICRON
TECHNOLOGY
INC CS 595112-10-3 182.86 22,800 Sole N/A Sole
MICROSOFT
CORP CS 594918-10-4 1,086.73 38,937 Sole N/A Sole
MORGAN
STANLEY CS 617446-44-8 1,465.26 53,850 Sole N/A Sole
NUVASIVE INC CS 670704-10-5 193.91 7,560 Sole N/A Sole
NV ENERGY INC CS 67073Y-10-6 281.00 20,000 Sole N/A Sole
ONEOK
PARTNERS CS 68268N-10-3 699.60 8,800 Sole N/A Sole
OVERSEAS
SHIPHOLDING CS 690368-10-5 4,285.82 121,000 Sole N/A Sole
PENSKE AUTO
GROUP CS 70959W-10-3 259.91 14,920 Sole N/A Sole
PEPSICO CS 713448-10-8 1,371.93 21,000 Sole N/A Sole
PFIZER INC CS 717081-10-3 1,926.10 110,000 Sole N/A Sole
PG&E CORP CS 69331C-10-8 1,387.36 29,000 Sole N/A Sole
PINNACLE WEST
CAPITAL CS 723484-10-1 1,865.25 45,000 Sole N/A Sole
PNC FINANCIAL
SVC WTS CS 693475-12-1 173.16 12,000 Sole N/A Sole


PPL
CORPORATION CS 69351T-10-6 789.60 30,000 Sole N/A Sole
PRUDENTIAL
FINANCIAL CS 744320-10-2 645.81 11,000 Sole N/A Sole
RANGE
RESOURCES
CORP CS 75281A-10-9 313.51 6,970 Sole N/A Sole
RESEARCH IN
MOTION CS 760975-10-2 220.02 3,785 Sole N/A Sole
ROCHE
HOLDINGS LTD CS 771195-10-4 916.25 25,000 Sole N/A Sole
ROYAL DUTCH
SHELL PLC CS 780259206 2,003.40 30,000 Sole N/A Sole
SANDRIDGE
ENERGY INC CS 80007P-30-7 277.19 37,867 Sole N/A Sole
SAVIENT
PHARMACEUTIC
ALS INC CS 80517Q-10-0 263.33 23,638 Sole N/A Sole
SCHLUMBERGE
R LTD CS 806857-10-8 1,137.44 13,622 Sole N/A Sole
SEAGATE
TECHNOLOGY
PLC CS G7945M-10-7 261.52 17,400 Sole N/A Sole
SOUTHERN
COMPANY CS 842587-10-7 573.45 15,000 Sole N/A Sole
SOUTHWESTER
N ENERGY CO CS 845467-10-9 242.92 6,490 Sole N/A Sole
STARWOOD
HOTELS CS 85590A-40-1 1,944.96 32,000 Sole N/A Sole
STRATEGIC
HOTELS &
RESORTS INC CS 86272T-10-6 223.23 42,198 Sole N/A Sole
TEVA
PHARMACEUTIC
AL CS 881624-20-9 223.64 4,290 Sole N/A Sole
THORATEC
CORPORATION CS 885175-30-7 202.49 7,150 Sole N/A Sole
TOYOTA MOTOR
CORP ADR CS 892331-30-7 1,451.90 18,465 Sole N/A Sole
TRANSATLANTIC
HLDGS INC CS 893521-10-4 206.48 4,000 Sole N/A Sole
WALGREEN CO CS 931422-10-9 1,168.80 30,000 Sole N/A Sole
WARNER
CHILCOTT CS G94368-10-0 365.18 16,187 Sole N/A Sole
WELLS FARGO &
CO CS 949746-10-1 3,011.05 97,162 Sole N/A Sole
WESTERN
UNION
COMPANY CS 959802-10-9 187.56 10,100 Sole N/A Sole
WTS JPMORGAN
CHASE &
COMPANY CS 46634E114 57.80 4,000 Sole N/A Sole


WYNN RESORTS
LTD CS
HARTFORD
FINANCIAL
SERVICES DEP
SHS REP 1/40TH
7.25% MAND
SER F CVT PFD PS
PUT FRT
02/19/11 70
FEDERAL
REALTY INVT
TRUST OptPUT ALKS
01/22/11 11
ALKERMES INC OptPUT CFN
01/22/11 22.50
CAREFUSION
CORP OptPUT FRT
01/22/11 70
FEDERAL
REALTY INVT
TRUST OptCALL AXP
02/19/11 49
AMERICAN
EXPRESS
COMPANY OptPUT CELG
02/19/11 50
CELGENE CORP OptPUT COF
02/19/11 36
CAPITAL ONE
FINANCIAL
CORP OptPUT GS
02/19/11 135
GOLDMAN
SACHS GROUP
INC OptPUT GS
02/19/11 140
GOLDMAN
SACHS GROUP
INC OptPUT JNJ
02/19/11 57.50
JOHNSON &
JOHNSON Opt

983134-10-7


416515708


 103.84 1,000 Sole N/A Sole
512.20 20,000 Sole N/A Sole
(3.65) (73) Sole N/A Sole
(0.50) (100) Sole N/A Sole
(1.00) (100) Sole N/A Sole
(1.00) (100) Sole N/A Sole
(1.35) (75) Sole N/A Sole
(6.00) (150) Sole N/A Sole
(8.80) (200) Sole N/A Sole
(1.70) (50) Sole N/A Sole
(3.24) (60) Sole N/A Sole
(3.50) (100) Sole N/A Sole


PUT MMM
02/19/11 75
3M COMPANY Opt (4.20) (100) Sole N/A Sole
PUT MON
02/19/11 55
MONSANTO CO Opt (3.40) (100) Sole N/A Sole
CALL BP
01/22/11 45
BP P L C
SPONSORED
ADR Opt (27.20) (400) Sole N/A Sole
PUT BXP
01/22/11 75
BOSTON
PROPERTIES
INC Opt (1.50) (100) Sole N/A Sole
CALL COP
01/22/11 65
CONOCOPHILLIP
S Opt (52.50) (150) Sole N/A Sole
CALL CVX
01/22/11 90
CHEVRON
CORPORATION Opt (35.25) (150) Sole N/A Sole
CALL C
01/22/11 5
CITIGROUP INC Opt (3.36) (480) Sole N/A Sole
PUT GILD
01/22/11 35
GILEAD
SCIENCES INC Opt (4.38) (125) Sole N/A Sole
CALL GS
01/22/11 185
GOLDMAN
SACHS GROUP
INC Opt (2.90) (100) Sole N/A Sole
CALL TM
01/22/11 80
TOYOTA MOTOR
CORP-ADR NEW Opt (5.16) (60) Sole N/A Sole
PUT VNO
01/22/11 70
VORNADO
REALTY TRUST Opt (0.59) (59) Sole N/A Sole
PUT VNO
01/22/11 75
VORNADO
REALTY TRUST Opt (3.13) (125) Sole N/A Sole
CALL WAG
01/22/11 40
WALGREEN CO Opt (3.90) (100) Sole N/A Sole


CALL BP
01/22/11 46
BP P L C
SPONSORED
ADR Opt (7.20) (200) Sole N/A Sole
CALL BP
01/22/11 47
BP P L C
SPONSORED
ADR Opt (4.00) (200) Sole N/A Sole
CALL COP
01/22/11 62.50
CONOCOPHILLIP
S Opt (29.00) (50) Sole N/A Sole
PUT UNH
01/22/11 32
UNITEDHEALTH
GROUP INC Opt (0.27) (27) Sole N/A Sole
PUT UNH
01/22/11 33
UNITEDHEALTH
GROUP INC Opt (5.40) (300) Sole N/A Sole
PUT ABT
01/22/11 46
ABBOTT
LABORATORIES Opt (5.08) (175) Sole N/A Sole
CALL ABT
01/22/11 49
ABBOTT
LABORATORIES Opt (3.25) (125) Sole N/A Sole
PUT MON
01/22/11 52.50
MONSANTO CO Opt (1.50) (150) Sole N/A Sole
PUT KMB
01/22/11 62.50
KIMBERLY
CLARK CORP Opt (3.38) (75) Sole N/A Sole
PUT WMT
01/22/11 52.50
WAL-MART
STORES INC Opt (3.38) (125) Sole N/A Sole
PUT BBY
01/22/11 32
BEST BUY
COMPANY INC Opt (4.80) (200) Sole N/A Sole
PUT BBY
01/22/11 31
BEST BUY
COMPANY INC Opt (1.30) (100) Sole N/A Sole
CALL OSG
01/22/11 38
OVERSEAS
SHIPHOLDING
GROUP INC Opt (3.00) (100) Sole N/A Sole


PUT TEF
01/22/11 60
TELEFONICA SA
PUT TEVA
02/19/11 47.50
TEVA
PHARMACEUTIC
AL AL
OptOpt
(2.40)
(8.10)
(160)
(150)
Sole
Sole
N/A
N/A
Sole
Sole
PUT TM
02/19/11 70
TOYOTA MOTOR
CORP-ADR NEW Opt (3.10) (100) Sole N/A Sole
PUT STD
01/22/11 10
BANCO
SANTANDER S A
CALL CAH
01/22/11 39
CARDINAL
HEALTH INC
OptOpt
(2.00)
(6.00)
(100)
(100)
Sole
Sole
N/A
N/A
Sole
Sole
Total $ 113,995.08